Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details)		Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Accrued Liabilities and Other Payables [Abstract]
Accrued payroll and welfare		RM 35,661	$ 8,736	RM 35,367
Accrued expenses	[1]	50,889	12,467	46,933
Other payables	[2]	6,348,582	1,555,263	5,026,901
Payables to purchase of marketable securities	[3]	11,890,714	2,912,963	9,816,413
Total		RM 18,325,846	$ 4,489,428	RM 14,925,614

[1]	Accrued expenses mainly consist of accrual of professional service fees and cost incurred yet to bill.
[2]	Other payables mainly consist of payable for consultant service fees in relation to investment advisory and provision for income tax penalty.
[3]	Payables to purchase of marketable securities represents the payments were made at year end but the consideration was successfully transferred on subsequent financial period in relation to the purchase of listed shares in Malaysia Exchange market at a price per share at closing date of the day that order was made, hence, as of December 31, 2025 and June 30, 2026, investments in marketable securities were recognized in consolidated balance sheets as debit and credited accrued liabilities and other payables.